Revenue - Schedule of Revenues by Geography (Details) - USD ($)	6 Months Ended		12 Months Ended
	Apr. 30, 2026	Apr. 30, 2025	Oct. 31, 2025	Oct. 31, 2024	Oct. 31, 2023
Schedule of Revenues by Geography [Line Items]
Revenues	$ 14,016,957	$ 12,404,234	$ 29,220,846	$ 21,434,100	$ 26,260,268
Mainland China [Member]
Schedule of Revenues by Geography [Line Items]
Revenues	11,148,475	11,513,301	26,643,100	17,285,726	22,768,642
Asia (excluding mainland China) [Member]
Schedule of Revenues by Geography [Line Items]
Revenues	195,971	317,784	810,415	1,998,048	1,235,232
North America [Member]
Schedule of Revenues by Geography [Line Items]
Revenues	2,118,263	59,069	345,277	276,746	618,755
Europe [Member]
Schedule of Revenues by Geography [Line Items]
Revenues	520,380	427,115	1,266,824	1,806,989	1,415,017
Oceania [Member]
Schedule of Revenues by Geography [Line Items]
Revenues	0	39,715	41,158	16,650	31,743
South America [Member]
Schedule of Revenues by Geography [Line Items]
Revenues	33,868	11,634	62,948	30,170	165,067
Africa [Member]
Schedule of Revenues by Geography [Line Items]
Revenues	$ 0	$ 35,616	$ 51,124	$ 19,771	$ 25,812